Subsequent Events (Details Narrative) - USD ($)																																	3 Months Ended			12 Months Ended
	Jul. 30, 2021	Jul. 29, 2021	Jul. 21, 2021	Jul. 14, 2021	Jun. 12, 2021	Apr. 12, 2021	Mar. 29, 2021	Mar. 29, 2021	Mar. 26, 2021	Mar. 24, 2021	Mar. 12, 2021	Mar. 08, 2021	Feb. 28, 2021	Feb. 25, 2021	Feb. 17, 2021	Feb. 12, 2021	Feb. 06, 2021	Feb. 05, 2021	Feb. 04, 2021	Jan. 31, 2021	Jan. 22, 2021	Jan. 17, 2021	Jan. 15, 2021	Jan. 14, 2021	Jan. 12, 2021	Jan. 11, 2021	Dec. 14, 2020	Dec. 10, 2020	Aug. 25, 2020	Apr. 07, 2020	Dec. 06, 2019	Jun. 07, 2019	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																																		$ 7,841
Number of shares received as compensation																											2,500
Cash compensation received																																	$ 14,400	135,000	$ 56,250	$ 398,466	$ 796,229
Notes payable																																	$ 879,026			2,307,403	$ 2,179,087
Debt instrument maturity date																															Jun. 06, 2020
Shares issued during the period																																		50,000		$ 124,535
M J Distributing C 202 L L C And M J Distributing P 133 L L C [Member] | Forecast [Member]
Subsequent Event [Line Items]
Non refundable down payment					$ 200,000	$ 200,000
FR Holdings, LLC [Member]
Subsequent Event [Line Items]
Debt instrument maturity date																																Dec. 06, 2019
Debt interest rate																																1.00%
Consultant One [Member]
Subsequent Event [Line Items]
Number of shares received as compensation																											200,000
Alternative Hospitality, Inc [Member]
Subsequent Event [Line Items]
Number of shares received as compensation																											1,402,279			20,000
Common Stock Purchase Warrant Agreement [Member]
Subsequent Event [Line Items]
Exercise price																										$ 0.10
Warrant term																										4 years
Debt Conversion and Stock Purchase Agreement [Member] | David Dear [Member]
Subsequent Event [Line Items]
Shares issued during the period																												526,316
Short-term loan																												$ 100,000
Distribution Agreement [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of shares received as compensation																													100,000
Cash compensation received																													$ 20,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture
Number of shares received as compensation																																	32,000	225,000	281,251	1,736,251	1,645,636
Cash compensation received																																	$ 33	$ 225	$ 281	$ 1,736	$ 1,647
Number of returned shares of common stock																																					20,000,000
Shares issued during the period																																		263,158		1,402,279
Shares issued during the period																																		$ 263		$ 1,402
Common Stock [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares issued during the period							225,000
Shares issued during the period							$ 135,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Civil penalty amount		$ 10,000
Subsequent Event [Member] | M J Distributing C 202 L L C And M J Distributing P 133 L L C [Member]
Subsequent Event [Line Items]
Subsequent payments amount																			$ 200,000
Sale consideration																		$ 1,250,000
Shares issued for acquisition																		200,000
Non refundable down payment																			$ 100,000				$ 300,000
Subsequent Event [Member] | M J Distributing C 202 L L C And M J Distributing P 133 L L C [Member] | Transfer Of Onwership [Member]
Subsequent Event [Line Items]
Non refundable down payment																		$ 250,000
Subsequent Event [Member] | Note Secured By Deed Of Trust [Member]
Subsequent Event [Line Items]
Description for agricultural or property																						the Company increased its accounts payable by $500,000 as per the terms of the Note Secured By Deed Of Trust (the “Note”) issued by the Company on January 17, 2019 for the purchase of the 260 acres located in Amargosa Valley, NV. Under the terms of the Note, the Company shall pay to FR Holding, LLC a consulting fee in an amount equal to five percent (5%) of the gross proceeds from any agricultural or other use of the property up to a maximum aggregate of five hundred thousand dollars ($500,000) within two years of the date of the Note. In the event the Company does not utilize the land for any purpose or fails to generate sufficient revenue to fulfill the obligation, the Company shall pay to FR Holding, LLC the sum of $500,000 as liquidated damages. As of the date of this filing, the Company, the Company has generated no revenue on the 260 acres nor has it paid to FR Holding, LLC the $500,000 in liquidated damages.
Accounts payable																						$ 500,000
Liquidated damages																						$ 500,000
Subsequent Event [Member] | M J Distributing Inc [Member] | Second Payment [Member]
Subsequent Event [Line Items]
Non-refundable payment amount																				$ 200,000
Subsequent Event [Member] | M J Distributing Inc [Member] | Third Payment [Member]
Subsequent Event [Line Items]
Non-refundable payment amount																$ 100,000
Subsequent Event [Member] | Pyrros One, LLC [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Notes payable																									$ 300,000
Debt instrument maturity date																									Mar. 31, 2021
Subsequent Event [Member] | GeneRx [Member] | FR Holdings, LLC [Member]
Subsequent Event [Line Items]
Debt instrument maturity date											Mar. 12, 2022
Debt instrument principal value											$ 300,000
Debt interest rate											2.00%
Debt instrument conversion price											$ 1.00
Notes payable, description											Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid (the “Default Interest”). The Company funded the transaction on March 15, 2021.
Subsequent Event [Member] | Building [Member]
Subsequent Event [Line Items]
Sales price																									$ 1,627,500
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of shares received as compensation								225,000
Subsequent Event [Member] | Groberg Cooperation and Release Agreement [Member]
Subsequent Event [Line Items]
Number of returned shares of common stock	300,000
Subsequent Event [Member] | Common Stock Purchase Warrant Agreement [Member] | Alternative Hospitality, Inc [Member]
Subsequent Event [Line Items]
Right to purchase of shares common stock																										250,000
Exercise price																										$ 0.10
Warrant term																										4 years
Subsequent Event [Member] | Letter of Intent [Member] | M J Distributing Inc [Member]
Subsequent Event [Line Items]
Non-refundable payment amount																										$ 300,000
Subsequent payments amount																										$ 100,000
Shares issued during the period																										200,000
Subsequent Event [Member] | Debt Conversion and Stock Purchase Agreement [Member] | David Dear [Member]
Subsequent Event [Line Items]
Shares issued during the period																								263,148
Common stock price per shares																								$ 0.19
Shares issued during the period																								$ 50,000
Subsequent Event [Member] | Cultivation and Sales Agreement [Member] | M K C Development L L C [Member]
Subsequent Event [Line Items]
Agreement term																					10 years
Agreement renewal term																					5 years
Non refundable deposit																					$ 600,000
Security deposit																					10,000
Rent payable																					10,000
Security and compliance payable per month																					$ 10,000
Royalty receivable percentage on gross revenue																					10.00%
Royalty receivable per month																					$ 83,000
Royalty payable percentage on net sales revenue																					90.00%
Subsequent Event [Member] | Cultivation and Sales Agreement [Member] | Natural Green L L C [Member]
Subsequent Event [Line Items]
Agreement term									10 years
Agreement renewal term									5 years
Non refundable deposit									$ 500,000
Security deposit									20,000
Security and compliance payable per month									$ 10,000
Royalty receivable percentage on gross revenue									10.00%
Royalty receivable per month									$ 50,000
Royalty payable percentage on net sales revenue									90.00%
Capital expenditures costs									$ 40,000
Subsequent Event [Member] | Stock Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of shares purchased																	1,500,000,000
Subsequent Event [Member] | Stock Purchase Agreement
Subsequent Event [Line Items]
Number of shares purchased													1,500,000		1,500,000,000
Number of shares purchased, value															$ 200,000
Subsequent Event [Member] | Distribution Agreement [Member]
Subsequent Event [Line Items]
Number of shares received as compensation														225,000
Cash compensation received														$ 50,000
Subsequent Event [Member] | Termination Agreement [Member]
Subsequent Event [Line Items]
Termination agreement description										On March 24, 2021, the Company entered into a Termination Agreement (the “Agreement”) with Blue Sky Companies, LLC and Let’s Roll Nevada, LLC (collectively, the “Parties”). Under the terms of the Agreement, the Company has decided to terminate its involvement in the Amargosa Outdoor Grow and facility to capitalize on additional strategic opportunities for further co-ops and/or additional outdoor grow expansions on adjacently owned properties; and further that such termination of the Amargosa Grow would result in a complete loss of revenue sharing opportunities for the Partners (Blue Sky Companies, LLC and Let’s Roll Nevada, LLC) under the terms of the Revenue Rights Participation Agreement (the “RPRA”) previously entered into between the Parties in October 2018 and subsequently amended on December 8, 2020. In consideration of termination of the RPRA, the Company has agreed to compensate the Partners; (i) $136,684, and (ii) 1,000,000 shares of common stock.
Subsequent Event [Member] | Common Stock [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of shares received as compensation			62,333
Cash compensation received			$ 25,089
Subsequent Event [Member] | Common Stock [Member] | Consultant One [Member]
Subsequent Event [Line Items]
Number of shares received as compensation			30,000
Cash compensation received			$ 12,075
Subsequent Event [Member] | Common Stock [Member] | Employee [Member]
Subsequent Event [Line Items]
Shares based employee benefit shares			120,000
Shares based employee benefit value			$ 48,300
Subsequent Event [Member] | Common Stock [Member] | Employee One [Member]
Subsequent Event [Line Items]
Shares based employee benefit shares			60,000
Shares based employee benefit value			$ 24,150
Subsequent Event [Member] | Common Stock [Member] | Employee Two [Member]
Subsequent Event [Line Items]
Shares based employee benefit shares			30,000
Shares based employee benefit value			$ 12,075
Subsequent Event [Member] | Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Shares issued during the period												789,474
Subsequent Event [Member] | Common Stock [Member] | Board of Directors Services Agreement [Member]
Subsequent Event [Line Items]
Common stock share based compensation				29,495
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture				$ 12,093
Subsequent Event [Member] | Common Stock [Member] | Board of Directors Services Agreement [Member] | Paris Balaouras [Member]
Subsequent Event [Line Items]
Common stock share based compensation				43,245
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture				$ 17,730
Subsequent Event [Member] | Common Stock [Member] | Service Agreement [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Common stock share based compensation				43,245
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture				$ 17,730